Matthews China Active ETF	September 30, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 97.7%

	Shares	Value

CONSUMER DISCRETIONARY: 33.6%
Broadline Retail: 18.4%
Alibaba Group Holding, Ltd.[a]	226,500	$2,475,584
PDD Holdings, Inc. ADR[a]	20,245	1,985,427
JD.com, Inc. Class A	75,950	1,116,191

		5,577,202

Hotels, Restaurants & Leisure: 9.6%
Meituan Class Ba,b,c	98,510	1,441,453
Galaxy Entertainment Group, Ltd.	84,000	505,704
Luckin Coffee, Inc. ADR[a]	9,628	337,082
Yum China Holdings, Inc.	5,922	329,974
Trip.com Group, Ltd. ADR[a]	8,002	279,830

		2,894,043

Household Durables: 2.8%
Midea Group Co., Ltd. A Shares	59,400	452,323
Man Wah Holdings, Ltd.	565,200	396,918

		849,241

Diversified Consumer Services: 1.0%
China Education Group Holdings, Ltd.[c]	377,000	306,631

Automobiles: 1.0%
Yadea Group Holdings, Ltd.[b,c]	160,000	297,044

Specialty Retail: 0.8%
China Tourism Group Duty Free Corp., Ltd. A Shares	16,300	237,081

Total Consumer Discretionary		10,161,242

FINANCIALS: 19.7%
Capital Markets: 9.5%
CITIC Securities Co., Ltd. H Shares	599,500	1,215,557
China International Capital Corp., Ltd. H Shares[b,c]	626,400	1,148,529
Hong Kong Exchanges & Clearing, Ltd.	8,000	298,882
East Money Information Co., Ltd. A Shares	101,040	210,796

		2,873,764

Banks: 6.4%
China Merchants Bank Co., Ltd. A Shares	290,800	1,315,949
China Construction Bank Corp. H Shares	1,124,000	634,343

		1,950,292

Insurance: 3.8%
PICC Property & Casualty Co., Ltd. H Shares	544,000	698,767
Ping An Insurance Group Co. of China, Ltd. H Shares	79,500	455,266

		1,154,033

Total Financials		5,978,089

COMMUNICATION SERVICES: 13.5%

Interactive Media & Services: 9.9%
Tencent Holdings, Ltd.	54,800	2,142,503
Kuaishou Technology[a,b,c]	65,700	527,238
Baidu, Inc. Class Aa	19,550	332,995

		3,002,736

	Shares	Value

Media: 1.9%
Focus Media Information Technology Co., Ltd. A Shares	598,511	$587,359

Entertainment: 1.7%
Tencent Music Entertainment Group ADR[a]	79,905	509,794

Total Communication Services		4,099,889

INDUSTRIALS: 7.6%

Electrical Equipment: 4.2%
Contemporary Amperex Technology Co., Ltd. A Shares	27,900	777,482
Sungrow Power Supply Co., Ltd. A Shares	40,000	491,425

		1,268,907

Machinery: 2.3%
Shenzhen Inovance Technology Co., Ltd. A Shares	48,200	439,875
Estun Automation Co., Ltd. A Shares	86,600	262,210

		702,085

Transportation Infrastructure: 1.1%
Shanghai International Airport Co., Ltd. A Shares[a]	62,552	325,305

Total Industrials		2,296,297

REAL ESTATE: 5.6%

Real Estate Management & Development: 5.6%
KE Holdings, Inc. ADR	69,068	1,071,936
Country Garden Services Holdings Co., Ltd.	292,000	301,252
CIFI Holdings Group Co., Ltd.[a]	4,796,000	186,773
Times China Holdings, Ltd.[a]	2,317,000	128,692

Total Real Estate		1,688,653

CONSUMER STAPLES: 5.4%

Beverages: 4.2%
Wuliangye Yibin Co., Ltd. A Shares	23,200	497,069
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	11,600	381,320
Tsingtao Brewery Co., Ltd. H Shares	46,000	376,488

		1,254,877

Consumer Staples Distribution & Retail: 1.2%
JD Health International, Inc.[a,b,c]	70,750	366,765

Total Consumer Staples		1,621,642

INFORMATION TECHNOLOGY: 4.7%

Electronic Equipment, Instruments & Components: 1.8%
SUPCON Technology Co., Ltd. A Shares	45,556	298,882
Wingtech Technology Co., Ltd. A Shares[a]	43,200	258,817

		557,699

Semiconductors & Semiconductor Equipment: 1.5%
NAURA Technology Group Co., Ltd. A Shares	7,387	244,653
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	31,603	206,949

		451,602

1	MATTHEWS ASIA FUNDS

Matthews China Active ETF	September 30, 2023

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)	SHORT-TERM INVESTMENTS: 1.1%

	Shares	Value

Software: 1.4%
Shanghai Baosight Software Co., Ltd. A Shares	68,256	$423,266

Total Information Technology		1,432,567

HEALTH CARE: 4.7%

Life Sciences Tools & Services: 2.1%
Wuxi Biologics Cayman, Inc.[a,b,c]	109,000	635,335

Health Care Equipment & Supplies: 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	13,000	481,423

Health Care Providers & Services: 1.0%
Sinopharm Group Co., Ltd. H Shares	107,200	310,711

Total Health Care		1,427,469

ENERGY: 1.9%

Oil, Gas & Consumable Fuels: 1.9%
PetroChina Co., Ltd. H Shares	772,000	581,574

Total Energy		581,574

UTILITIES: 1.0%

Gas Utilities: 1.0%
ENN Energy Holdings, Ltd.	35,900	297,950

Total Utilities		297,950

TOTAL COMMON EQUITIES		29,585,372

(Cost $35,945,880)

	Shares	Value

MONEY MARKET FUNDS: 1.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[d]	313,661	313,661

(Cost $313,661)

TOTAL INVESTMENTS: 98.8%		$29,899,033
(Cost $36,259,541)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		375,066

NET ASSETS: 100.0%		$30,274,099

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $4,416,364, which is 14.59% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

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